RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF BALANCES WITH RELATED PARTIES
	September 30, 2024	December 31, 2023
	USD in thousands
Directors (directors’ accrued compensation)	51	31
Smartec R&D Ltd. (see b below)	-	10
	51	41

	December 31,
	2023	2022
	USD in thousands
Directors (directors’ accrued compensation)	31	48
Smartec R&D Ltd. (see note 8b)	10	10
	41	58